BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - PPE (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Property and Equipment, Net
Pretax charges	$ 8.6	$ 10.4	$ 1.5
Advertising, Promotion and Marketing
Advertising, marketing & promotion expenses	56.0	56.9	42.8
Shipping and Handling Costs
Shipping and handling costs	$ 40.8	$ 32.8	$ 26.4
Fiscal Year
Period in fiscal year	364 days	371 days	364 days
Minimum
Operating Leases
Retail stores leases term	5 years
Maximum
Operating Leases
Retail stores leases term	10 years
Machinery and equipment | Minimum
Shipping and Handling Costs
Estimated useful lives	3 years
Machinery and equipment | Maximum
Shipping and Handling Costs
Estimated useful lives	7 years
Costs for software developed or obtained
Shipping and Handling Costs
Estimated useful lives	5 years